SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 62.6%

Consumer Non-Durables - 1.8%
Constellation Brands, Inc.	2,250	579,803
Mondelez International, Inc.	3,400	250,478
PepsiCo, Inc.	1,825	310,341

		1,140,622

Consumer Services - 1.8%
McDonald’s Corp.	1,450	441,539
Visa, Inc.	2,800	769,860

		1,211,399

Electronic Technology - 16.8%
Apple, Inc.	13,475	3,139,675
Applied Materials, Inc.	2,600	525,330
Arista Networks, Inc. *	765	293,622
Broadcom, Inc.	11,400	1,966,500
NVIDIA Corp.	37,050	4,499,352
Palo Alto Networks, Inc. *	2,160	738,288
Vertiv Holdings Co.	1,225	121,875

		11,284,642

Energy Minerals - 1.1%
ConocoPhillips	5,775	607,992
Shell, PLC, ADR	2,400	158,280

		766,272

Finance - 3.5%
Ameriprise Financial, Inc.	1,150	540,282
Chubb, Ltd.	1,400	403,746
Goldman Sachs Group, Inc.	1,600	792,176
JPMorgan Chase & Co.	2,925	616,765

		2,352,969

Health Services - 1.9%
Quest Diagnostics, Inc.	1,475	228,994
UnitedHealth Group, Inc.	1,900	1,110,892

		1,339,886

Health Technology - 4.2%
Abbott Laboratories	3,550	404,736
AbbVie, Inc.	600	118,488
Dexcom, Inc. *	5,260	352,630
Eli Lilly & Co.	720	637,877
Intuitive Surgical, Inc. *	775	380,734
Novo Nordisk A/S, ADR	1,550	184,559
Thermo Fisher Scientific, Inc.	1,040	643,313
Zimmer Biomet Holdings, Inc.	650	70,167

		2,792,504

Industrial Services - 0.6%
Cheniere Energy, Inc.	2,400	431,616

Process Industries - 1.5%
Linde, PLC	1,225	584,154
Sherwin-Williams Co.	1,000	381,670

		965,824

Producer Manufacturing - 5.2%
Eaton Corp., PLC	350	116,004
General Dynamics Corp.	700	211,540
Honeywell International, Inc.	1,450	299,729

Name of Issuer	Quantity	Fair Value ($)

Motorola Solutions, Inc.	1,400	629,482
Northrop Grumman Corp.	375	198,026
Parker-Hannifin Corp.	1,350	852,957
Safran SA, ADR	11,550	680,087
Siemens AG, ADR	5,175	522,934

		3,510,759

Retail Trade - 6.1%
Amazon.com, Inc. *	9,700	1,807,401
Home Depot, Inc.	1,825	739,490
Lululemon Athletica, Inc. *	885	240,145
Netflix, Inc. *	460	326,264
TJX Cos., Inc.	5,100	599,454
Ulta Beauty, Inc. *	795	309,350

		4,022,104

Technology Services - 16.2%
Accenture, PLC	2,025	715,797
Adobe, Inc. *	1,060	548,847
Alphabet, Inc. - Class A	12,400	2,056,540
Alphabet, Inc. - Class C	4,100	685,479
Autodesk, Inc. *	1,275	351,237
Dynatrace, Inc. *	4,250	227,248
Intuit, Inc.	1,200	745,200
Meta Platforms, Inc.	1,490	852,936
Microsoft Corp.	7,475	3,216,492
Salesforce, Inc.	3,650	999,042
ServiceNow, Inc. *	560	500,858

		10,899,676

Transportation - 1.4%
FedEx Corp.	1,775	485,782
Union Pacific Corp.	2,050	505,284

		991,066

Utilities - 0.5%
NextEra Energy, Inc.	4,140	349,954

Total Common Stocks (cost: $17,541,228)		42,059,293

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 29.5%

Asset-Backed Securities - 0.1%

Small Business Administration
2008-20A 1, 5.17%, 1/1/28	7,301	7,287
Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 [1,4]	46,967	45,439
2019-MH1 A2, 3.00%, 11/25/58 [1,4]	5,219	5,200

		57,926

Collateralized Mortgage Obligations - 6.4%

Chase Home Lending Mortgage Trust:
2023-1 A2, 6.00%, 6/25/54 [1,4]	140,274	141,533

Chase Home Lending Mortgage Trust Series:
2024-1 A8A, 6.00%, 1/25/55 [1,4]	200,000	203,039
2024-2 A8A, 6.00%, 2/25/55 [1,4]	200,000	203,723

SEPTEMBER 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

2024-3 A8, 6.00%, 2/25/55 1, 4	100,000	102,982
2024-4 A8, 6.00%, 3/25/55 1, 4	200,000	207,014

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	15,904	14,255
2003-34 A1, 6.00%, 4/25/43	20,893	21,192
2004-T1 1A1, 6.00%, 1/25/44	12,284	12,742
1999-17 C, 6.35%, 4/25/29	3,158	3,202
2001-82 ZA, 6.50%, 1/25/32	5,352	5,446
2009-30 AG, 6.50%, 5/25/39	21,430	23,031
2013-28 WD, 6.50%, 5/25/42	19,548	20,953
2004-T1 1A2, 6.50%, 1/25/44	253,365	261,239
2004-W9 2A1, 6.50%, 2/25/44	21,368	21,953
2004-T3 1A3, 7.00%, 2/25/44	4,455	4,632

Freddie Mac:
5280 A, 3.50%, 1/25/50	138,274	131,170
4812 CZ, 4.00%, 5/15/48	147,247	141,888
4293 BA, 5.28%, 10/15/47 [1]	6,351	6,566
2122 ZE, 6.00%, 2/15/29	16,474	16,810
2126 C, 6.00%, 2/15/29	11,380	11,576
2480 Z, 6.00%, 8/15/32	14,650	15,076
2485 WG, 6.00%, 8/15/32	15,769	16,521
2575 QE, 6.00%, 2/15/33	131,316	137,555
2980 QA, 6.00%, 5/15/35	7,379	7,823
5354 AB, 6.00%, 5/25/49	157,388	161,190
2357 ZJ, 6.50%, 9/15/31	13,055	13,587
4520 HM, 6.50%, 8/15/45	11,104	12,347
3704 CT, 7.00%, 12/15/36	6,601	7,075

Government National Mortgage Association:
2021-86 WB, 4.77%, 5/20/51 [1]	125,275	124,587
2021-104 HT, 5.50%, 6/20/51	161,790	167,268
2021-27 AW, 5.87%, 2/20/51 [1]	173,503	183,030
2015-80 BA, 7.00%, 6/20/45 [1]	4,884	5,195
2018-147 AM, 7.00%, 10/20/48	19,824	21,116
2018-160 DA, 7.00%, 11/20/48	19,361	20,582
2014-69 W, 7.20%, 11/20/34 [1]	7,923	8,398
2013-133 KQ, 7.31%, 8/20/38 [1]	10,169	10,821
2005-74 HA, 7.50%, 9/16/35	124	126

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 [1,4]	268,270	240,179
2021-13 A4, 2.50%, 4/25/52 [1,4]	238,452	213,656
2021-6 A12, 5.00%, 10/25/51 [1,4]	263,552	262,673
2023-6 A2, 6.00%, 12/26/53 [1,4]	124,400	125,429
2023-10 A8, 6.00%, 5/25/54 [1,4]	150,000	154,103
2024-1 A8, 6.00%, 6/25/54 [1,4]	200,000	201,777
2024-2 A8A, 6.00%, 8/25/54 [1,4]	125,000	127,089
2024-4 A8A, 6.00%, 10/25/54 [1,4]	200,000	206,793
2024-5 A8, 6.00%, 11/25/54 [1,4]	200,000	206,081

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 [1,4]	29,167	28,844

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 [1,4]	36,684	34,072

Vendee Mortgage Trust:
2008-1 B, 5.81%, 3/15/25 [1]	4,960	5,088
Wells Fargo Mortgaged Backed Securities
Trust:
2020-5 A3, 2.50%, 9/25/50 [1,4]	31,016	28,677

		4,301,704

Name of Issuer	Principal Amount ($)	Fair Value ($)

Corporate Bonds - 5.7%
American Tower Trust, 5.49%, 3/15/28 [4]	150,000	152,854
Bank of New York Mellon Corp., 6.47%, 10/25/34 [1]	175,000	197,585
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	91,017
CVS Pass-Through Trust, 7.51%, 1/10/32 [4]	126,502	134,812
Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.63%, 7/30/27	106,335	102,984
Duke Energy Florida, LLC, 2.86%, 3/1/33	120,000	107,672
Duke Energy Progress SC Storm Funding, LLC, 5.40%, 3/1/44	75,000	79,310
Entergy Louisiana, LLC, 4.95%, 1/15/45	200,000	191,379
Evergy Kansas Central, Inc., 5.90%, 11/15/33	175,000	188,626
Evergy Missouri West Storm Funding I, LLC, 5.10%, 12/1/38	100,000	103,375
Fairfax Financial Holdings, 7.75%, 7/15/37	150,000	177,607
First-Citizens Bank & Trust Co. (Subordinated), 4.13%, 11/13/29 [1]	175,000	173,392
GATX Corp., 6.90%, 5/1/34	175,000	199,066
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	87,127
JPMorgan Chase & Co., 4.59%, 4/26/33 [1]	50,000	49,956
KeyCorp, 2.55%, 10/1/29	250,000	226,392
L3Harris Technologies, Inc., 5.50%, 8/15/54	50,000	52,053
Leidos, Inc., 7.13%, 7/1/32	50,000	55,740
Louisville Gas & Electric Co., 5.45%, 4/15/33	50,000	52,686
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29%, 7.50%, 12/15/24 1, 4	195,000	195,332
Northern Trust Corp. (Subordinated), 3.38%, 5/8/32 [1]	250,000	243,291
Polar Tankers, Inc., 5.95%, 5/10/37 [4]	91,175	96,243
Regions Financial Corp., 5.72%, 6/6/30 [1]	225,000	232,887
SBA Tower Trust, 6.60%, 1/15/28 [4]	145,000	150,874
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	100,983
State Street Corp., 5.16%, 5/18/34 [1]	175,000	181,823
Union Electric Co., 4.00%, 4/1/48	275,000	232,216

		3,857,282

Federal Home Loan Mortgage Corporation - 0.2%
7.50%, 10/1/38	85,651	92,730
8.50%, 5/1/31	31,068	32,134

		124,864

Federal National Mortgage Association - 2.3%
4.50%, 7/1/52	302,856	297,633
4.50%, 9/1/52	305,281	300,167
5.00%, 1/1/30	112,976	114,535
5.50%, 8/1/56	145,446	151,504
6.00%, 7/1/41	114,964	121,368
6.00%, 9/1/53	158,160	161,733
6.00%, 10/1/53	326,666	335,733
6.50%, 9/1/27	10,309	10,626
7.00%, 1/1/32	3,952	3,973
7.00%, 3/1/33	6,218	6,471
7.00%, 12/1/38	4,457	4,574
8.25%, 7/15/26	180	179

		1,508,496

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Government National Mortgage Association - 1.3%
3.50%, 2/20/52	245,383	230,392
4.00%, 9/20/52	223,957	213,661
5.00%, 5/20/48	20,403	20,653
5.50%, 9/20/52	83,157	83,545
5.50%, 8/20/62	173,521	174,240
6.00%, 9/20/53	137,142	138,645
6.50%, 11/20/38	8,439	8,685
7.00%, 12/15/24	35	35
7.00%, 11/20/27	2,650	2,713
7.00%, 9/20/29	9,610	9,960
7.00%, 9/20/38	5,106	5,336
7.50%, 4/20/32	6,599	6,751

		894,616

Taxable Municipal Securities - 6.5%
Benton & Polk Sch. Dist. No. 17J G.O., 5.47%, 6/15/27	150,000	154,377
City of Aurora G.O., 5.01%, 12/30/30	300,000	312,945
City of Dallas G.O., 5.61%, 2/15/30	250,000	266,860
CO Health Facs. Auth., 3.13%, 5/15/27	250,000	233,675
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	169,849
Coventry Local Sch. Dist., 2.20%, 11/1/29	200,000	182,500
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	191,744
MA Hsg. Fin. Agy., 5.11%, 6/1/30	250,000	258,557
Maricopa Co. Industrial Dev. Auth., 3.50%, 7/1/44 [4]	100,000	84,981
Massachusetts Edu. Auth.:
4.41%, 7/1/34	15,000	14,718
4.95%, 7/1/38	170,000	168,229
5.95%, 7/1/44	150,000	153,528
MN Hsg. Fin. Agy.:
2.31%, 1/1/27	135,000	130,102
4.86%, 2/1/31	225,000	230,684
Public Fin. Auth., 4.23%, 7/1/32	105,000	103,638
State of Connecticut G.O., 5.30%, 10/1/29	220,000	230,685
Tampa Bay Water, 4.09%, 10/1/32	200,000	198,988
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	112,348
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	194,326
VA Hsg. Dev. Auth.:
2.21%, 11/1/30	250,000	223,452
2.85%, 6/1/35	200,000	173,798
VT Hsg. Fin. Agy., 6.25%, 11/1/54	200,000	211,084
Wichita Falls, 1.65%, 9/1/28	145,000	132,945
WV Hsg. Dev. Fund Rev., 5.45%, 5/1/34	250,000	261,665

		4,395,678

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 7.0%

U.S. Treasury - 7.0%

U.S. Treasury Bonds:
3.63%, 2/15/53	100,000	90,789
4.25%, 2/15/54	200,000	203,531
4.25%, 8/15/54	150,000	152,977
4.63%, 5/15/54	225,000	243,703
4.75%, 11/15/53	1,150,000	1,268,504

U.S. Treasury Notes:
3.88%, 8/15/34	600,000	603,562
4.00%, 1/31/29	1,325,000	1,346,738
4.13%, 3/31/29	300,000	306,644
4.25%, 6/30/29	175,000	180,011
4.38%, 5/15/34	75,000	78,457
4.50%, 11/15/33	200,000	210,977

		4,685,893

Total Bonds (cost $19,914,259)		19,826,459

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 3.0%
Angel Oak Financial Strategies Income Trust	8,900	117,658
BlackRock Enhanced Government Fund	4,174	41,740
BlackRock Taxable Municipal Bond Trust	13,271	236,490
BNY Mellon Municipal Income, Inc.	1,900	13,889
DoubleLine Opportunistic Credit Fund	4,400	69,608
DWS Municipal Income Trust	23,200	231,304
Eaton Vance California Municipal Bond Fund	2,000	19,300
Eaton Vance New York Municipal Bond Fund	1,100	10,956
First Trust Mortgage Income Fund	3,800	47,462
Invesco PA Value Municipal Income Trust	4,900	55,419
Invesco Trust for Investment Grade NY Munis	5,500	63,415
MFS Intermediate Income Trust	66,300	180,336
Nuveen AMT-Free Quality Muni Income Fund	3,300	39,501
Nuveen Multi-Market Income Fund	17,353	110,365
Nuveen NJ Quality Muni Income Fund	3,100	40,424
Nuveen PA Quality Muni Income Fund	3,800	47,956
Nuveen Quality Municipal Income Fund	11,000	136,180
Nuveen Taxable Municipal Income Fund	7,067	117,383
Putnam Master Intermediate Income Trust	61,000	206,790
Putnam Premier Income Trust	45,692	170,431
TCW Strategic Income Fund, Inc.	18,000	92,340
Western Asset Intermediate Muni Fund, Inc.	2,000	16,400

Total Investment Companies (cost: $2,044,631)		2,065,347

SEPTEMBER 30, 2024	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Balanced Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 5.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost $3,486,866)	3,486,866	3,486,866

Total Investments in Securities - 100.3% (cost $42,986,984)		67,437,965

Other Assets and Liabilities, net - (0.3)%		(219,818)

Net Assets - 100.0%		$67,218,147

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2024 was $3,741,509 and represented 5.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	42,059,293	—	—	42,059,293
Asset-Backed Securities	—	57,926	—	57,926
Collateralized Mortgage Obligations	—	4,301,704	—	4,301,704
Corporate Bonds	—	3,857,282	—	3,857,282
Federal Home Loan Mortgage Corporation	—	124,864	—	124,864
Federal National Mortgage Association	—	1,508,496	—	1,508,496
Government National Mortgage Association	—	894,616	—	894,616
Taxable Municipal Securities	—	4,395,678	—	4,395,678
U.S. Treasury / Federal Agency Securities	—	4,685,893	—	4,685,893
Investment Companies	2,065,347	—	—	2,065,347
Short-Term Securities	3,486,866	—	—	3,486,866
Total:	47,611,506	19,826,459	—	67,437,965

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

4